Segment Reporting	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Segment Reporting

20 - SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and enterprise software. Mobile applications involve providing SMS and other content applications and services for mobile devices. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and property and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these product lines:

Year ended March 31, 2013	Mobile	Software	Total
	$	$	$

Revenue	77,126	1,233,355	1,310,481
Cost of revenue	8,811	85,661	94,472
Gross margin	68,315	1,147,694	1,216,009

Allocation of operating expenses	74,878	1,257,944	1,332,821
Allocation of interest income, net	(5,053)	(84,889)	(89,942)
Impairment of investment	98,464	—	98,464
Income taxes	3,752	63,029	66,781
	172,040	1,236,084	1,408,124

Net loss	(103,725)	(83,390)	(192,115)

Year ended March 31, 2012	Mobile	Software	Total
	$	$	$

Revenue	119,321	1,679,356	1,798,677
Cost of revenue	11,483	113,166	124,649
Gross margin	107,838	1,566,190	1,674,028

Allocation of operating expenses	82,173	1,193,437	1,275,610
Allocation of interest income, net	(8,012)	(116,369)	(124,381)
Income taxes	3,114	45,228	48,342
	77,274	1,122,297	1,199,571

Net income	30,564	443,893	474,457

No customers generated over 10% of revenue for the years ended March 31, 2013 or 2012.

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2013	March 31, 2012
	$	$
Mobile	144,051	176,346
Software	2,303,576	2,481,944
Total assets	2,447,627	2,658,290

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2013	March 31, 2012
	$	$
Long-lived assets
Canada	24,354	31,237
Brazil	2,253	2,634
Total long-lived assets	26,607	33,871

Total Revenue	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2011
	$	$

United States	76,919	143,761	292,375
United Kingdom	20,946	44,436	7,914
Europe	—	67,077	58,583
Brazil	1,015,248	1,074,938	1,310,805
Canada	63,705	373,631	169,168
Other	133,663	94,834	73,237
Total revenue	1,310,481	1,798,677	1,912,082

Management evaluates each segment’s performance based upon revenues and gross margins achieved.